UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      90
Form 13F Information Table Value Total:	$129,239 (thousands)

List of Other Included Managers:
NONE

                                    TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER                CLASS          CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------              --------         -----   -------- ------- --- ---- -------  --------   ----  ------  ----
Core Laboratories N V           COM               N22717107      922     7390 SH      SOLE                 7,390       0     0
AT&T Inc.                       COM               00206R102     3643    88586 SH      SOLE                84,366       0  4220
Agnico Eagle Mines  Ltd         COM                 8474108      717    13120 SH      SOLE                12,300       0   820
Alcoa Inc                       COM                13817101      314     8600 SH      SOLE                 8,100       0   500
Allegheny Technologies  Inc     COM               01741R102      619     7160 SH      SOLE                 6,790       0   370
America Movil SAB DE CV Series  SPONS ADR L SHS   02364W105     1310    21334 SH      SOLE                20,334       0  1000
American Express Co             COM                25816109      203     3904 SH      SOLE                 3,904       0     0
Apache Corp                     COM                37411105     1441    13397 SH      SOLE                12,077       0  1320
Apple Inc                       COM                37833100     2173    10970 SH      SOLE                10,370       0   600
Bank Of America Corporation     COM                60505104     2687    65120 SH      SOLE                65,120       0     0
Berkley W R Corp                COM                84423102     1339    45460 SH      SOLE                43,260       0  2200
Berkshire Hathaway Inc Cl A     CL A               84670108      708        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B     CL B               84670207     7364     1577 SH      SOLE                 1,482       0    95
Bhp Billiton Ltd Spon ADR       SPONSORED ADR      88606108      983    14040 SH      SOLE                13,120       0   920
Boeing Co                       COM                97023105      763     8928 SH      SOLE                 8,438       0   490
Burlingtn Northern Santa Fe C   COM               12189T104     2316    28201 SH      SOLE                26,841       0  1360
Caterpillar Inc Del             COM               149123101      756    10590 SH      SOLE                10,070       0   520
Chesapeake Energy Corp          COM               165167107     2860    73780 SH      SOLE                70,420       0  3360
Chevron Corp New                COM               166764100      255     2728 SH      SOLE                 2,728       0     0
CME Group, Inc.                 COM               167760107     1386     2020 SH      SOLE                 1,900       0   120
Cisco Systems Inc               COM               17275R102      872    32230 SH      SOLE                30,490       0  1740
Coca Cola Company               COM               191216100      943    15360 SH      SOLE                14,400       0   960
Conocophillips                  COM               20825C104     2254    25948 SH      SOLE                25,038       0   910
Dow Chemical Co                 COM               260543103      647    16512 SH      SOLE                15,872       0   640
Exelon Corporation              COM               30161N101     1979    24360 SH      SOLE                23,660       0   700
Expeditors Intl Wash Inc        COM               302130109      533    11920 SH      SOLE                10,980       0   940
Exxon Mobil Corporation         COM               30231G102     4066    43402 SH      SOLE                43,402       0     0
Flir Systems Inc                COM               302445101      943    30120 SH      SOLE                28,400       0  1720
Firstenergy Corp                COM               337932107      362     5000 SH      SOLE                 5,000       0     0
Fortune Brands Inc              COM               349631101      621     8660 SH      SOLE                 8,200       0   460
Freeport-McMoRan Copper & Gold  COM               35671D857     3885    38370 SH      SOLE                36,590       0  1780
General Dynamics Corp           COM               369550108     1210    13750 SH      SOLE                12,900       0   850
General Electric Company        COM               369604103     1655    45051 SH      SOLE                43,637       0  1414
Gildan Activewear Inc           COM               375916103      932    22640 SH      SOLE                21,400       0  1240
Gilead Sciences Inc             COM               375558103     1548    33640 SH      SOLE                31,860       0  1780
Google Inc Class A              CL A              38259P508     1738     2513 SH      SOLE                 2,367       0   146
Great Plains Energy Inc         COM               391164100      261     8900 SH      SOLE                 8,900       0     0
Halliburton Co Hldg Co          COM               406216101     1311    35275 SH      SOLE                33,875       0  1400
Harris Corp Del                 COM               413875105      794    12820 SH      SOLE                12,140       0   680
Hewlett-Packard Company         COM               428236103     1498    30370 SH      SOLE                29,130       0  1240
Honeywell Intl Inc              COM               438516106      992    16390 SH      SOLE                15,430       0   960
International Business Machine  COM               459200101      435     4024 SH      SOLE                 4,024       0     0
iShares Tr MSCI Austria Index   MSCI AUSTRIA      464286202      507    13750 SH      SOLE                13,490       0   260
iShares Tr MSCI Brazil Index F  MSCI BRAZIL       464286400      830    10280 SH      SOLE                 9,890       0   390
iShares Inc Msci Emuindex Fd    MSCI EMU INDEX    464286608      663     5555 SH      SOLE                 5,555       0     0
iShares Tr DJ Sel Div Inx       DJ SEL DIV INX    464287168     3690    57556 SH      SOLE                51,386       0  6170
iShares Tr Barclays TIPS Bd Fd  BARCLYS TIPS BD   464287176     1405    13278 SH      SOLE                13,278       0     0
iShares Tr MSCI Emerging Mkts   MSCI EMERG MKT    464287234      446     2965 SH      SOLE                 2,215       0   750
iShares Tr IBOXX Corp Bond Fd   IBOXX INV CPBD    464287242     1596    15765 SH      SOLE                15,765       0     0
iShares Tr MSCI Eafe Index Fd   MSCI EAFE IDX     464287465    11829   152104 SH      SOLE                152,10       0     0
iShares Tr DJ US Utilities Idx  DJ US UTILS       464287697     1564    16037 SH      SOLE                15,427       0   610
iShares Tr Dow Jones US         DJ US TELECOMM    464287713     1066    36100 SH      SOLE                36,100       0     0
iShares Tr S&P Smallcap 600 Id  S&P SMLCAP 600    464287804      687    10569 SH      SOLE                10,569       0     0
iShares Barclays 3-7 Yr Treas   BARCLAYS 3-7 YR   464288661     3123    30547 SH      SOLE                30,547       0     0
Johnson & Johnson               COM               478160104     2290    34527 SH      SOLE                32,647       0  1880
Marathon Oil Corp               COM               565849106     1448    24020 SH      SOLE                22,960       0  1060
Market Vectors Gold Miners ETF  GOLD MINER ETF    57060U100     1766    38930 SH      SOLE                35,740       0  3190
Mcdermott Intl Inc              COM               580037109      765    12960 SH      SOLE                12,080       0   880
McDonalds Corp                  COM               580135101      351     5958 SH      SOLE                 5,858       0   100
Mid Cap S P D R TRUST           UNIT SER 1        595635103      686     4420 SH      SOLE                 4,420       0     0
National Oilwell Varco Inc      COM               637071101      425     5790 SH      SOLE                 5,270       0   520
Nike Inc Cl B                   CL B              654106103      837    13230 SH      SOLE                12,780       0   450
NVIDIA Corp                     COM               67066G104      403    11860 SH      SOLE                10,760       0  1100
OGE Energy Corp Hldg Co         COM               670837103      327     9000 SH      SOLE                 9,000       0     0
Peabody Energy Corp             COM               704549104      761    12350 SH      SOLE                11,290       0  1060
Pepsico Incorporated            COM               713448108      238     3142 SH      SOLE                 3,142       0     0
Petrobras Brasileiro Sa Petro   SPONSORED ADR     71654V408     1125     9760 SH      SOLE                 9,220       0   540
Procter & Gamble Co             COM               742718109     1529    20941 SH      SOLE                19,941       0  1000
Qualcomm Inc                    COM               747525103      576    14860 SH      SOLE                14,040       0   820
Rayonier Inc                    COM               754907103      486    10285 SH      SOLE                 6,635       0  3650
Rohm & Haas Co                  COM               775371107      936    17860 SH      SOLE                17,200       0   660
Rydex S&P Equal Weight Utiliti  UTILITIES ETF     78355W791      741    12140 SH      SOLE                12,140       0     0
Rydex S&P Equal Weight Materia  MATERIALS ETF     78355W825      818    14605 SH      SOLE                14,605       0     0
Rydex S&P Equal Weight Industr  INDLS ETF         78355W833      539     9575 SH      SOLE                 9,575       0     0
Rydex S&P  Equal Weight Health  HEALTH CARE       78355W841     1103    19603 SH      SOLE                19,603       0     0
Rydex S&P Equal Weight Energy   ENERGY ETF        78355W866     1244    18195 SH      SOLE                18,195       0     0
SPDR Trust Ser 1                UNIT SER 1        78462F103     2694    18427 SH      SOLE                18,427       0     0
Schering Plough Corp            COM               806605101     1053    40405 SH      SOLE                38,605       0  1800
Select Sector Consumer Staples  SBI CONS STPLS    81369Y308      896    31124 SH      SOLE                31,124       0     0
Select Sector Energy SPDR Tr    SBI INT-ENERGY    81369Y506      222     2800 SH      SOLE                 2,180       0   620
Select Sector Technology SPDR   SBI INT-TECH      81369Y803     4553   172300 SH      SOLE                141,50       0 30800
Select Sector Utilities SPDR T  SBI INT-UTILS     81369Y886      351     8292 SH      SOLE                 8,292       0     0
Stryker Corp                    COM               863667101     1249    16720 SH      SOLE                15,680       0  1040
Tortoise Energy Infrastructure  COM               89147L100     1366    41964 SH      SOLE                32,727       0  9237
Travelers Companies Inc         COM               89417E109      829    15676 SH      SOLE                14,536       0  1140
UMB Financial Corp              COM               902788108      690    18000 SH      SOLE                18,000       0     0
US Bancorp Del                  COM NEW           902973304      815    26380 SH      SOLE                24,480       0  1900
United Technologies Corp        COM               913017109     1701    22585 SH      SOLE                20,865       0  1720
Wells Fargo & Co New            COM               949746101      592    20340 SH      SOLE                19,320       0  1020
XTO Energy Inc.                 COM               98385X106     3190    62993 SH      SOLE                59,611       0  3382